Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2020
Basis of Preparation [Abstract]
Schedule of subsidiaries
			Ownership
	Country of incorporation	Activity	30 June 2020	31 December 2019

International General Insurance Holdings Limited - Dubai	United Arab Emirates	Reinsurance and insurance	100%	-
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	-
The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited - Dubai:
IGI Underwriting /Jordan "Exempted"	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%
The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd. Bermuda:
Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. - Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%